UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	5/31/2025

Item 1.	Reports to Stockholders.

(a)

DWS Floating Rate Fund

Class A: DFRAX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.01%

Gross expense ratio as of the latest prospectus: 1.31%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 5.75% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

(Adjusted for Maximum Sales Charge)

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class A	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$9,725	$10,000	$10,000
'15	$9,631	$9,891	$9,958
'15	$9,633	$9,960	$9,958
'15	$9,529	$9,945	$9,888
'15	$9,425	$10,013	$9,824
'15	$9,373	$10,014	$9,806
'15	$9,279	$9,988	$9,720
'15	$9,149	$9,956	$9,618
'16	$9,021	$10,093	$9,555
'16	$8,894	$10,164	$9,505
'16	$9,048	$10,257	$9,767
'16	$9,215	$10,297	$9,960
'16	$9,250	$10,299	$10,049
'16	$9,242	$10,485	$10,051
'16	$9,300	$10,551	$10,195
'16	$9,325	$10,539	$10,272
'16	$9,384	$10,533	$10,360
'16	$9,431	$10,452	$10,446
'16	$9,457	$10,205	$10,474
'16	$9,550	$10,219	$10,595
'17	$9,565	$10,239	$10,654
'17	$9,590	$10,308	$10,707
'17	$9,582	$10,303	$10,716
'17	$9,620	$10,382	$10,763
'17	$9,640	$10,462	$10,802
'17	$9,626	$10,452	$10,798
'17	$9,704	$10,497	$10,872
'17	$9,644	$10,591	$10,867
'17	$9,629	$10,540	$10,910
'17	$9,672	$10,546	$10,975
'17	$9,679	$10,533	$10,988
'17	$9,686	$10,581	$11,031
'18	$9,764	$10,459	$11,137
'18	$9,767	$10,360	$11,159
'18	$9,783	$10,427	$11,191
'18	$9,822	$10,349	$11,237
'18	$9,827	$10,423	$11,256
'18	$9,808	$10,410	$11,269
'18	$9,877	$10,413	$11,352
'18	$9,923	$10,480	$11,398
'18	$9,982	$10,412	$11,476
'18	$9,958	$10,330	$11,473
'18	$9,860	$10,391	$11,369
'18	$9,615	$10,582	$11,080
'19	$9,873	$10,695	$11,362
'19	$10,035	$10,689	$11,543
'19	$9,999	$10,894	$11,523
'19	$10,150	$10,897	$11,713
'19	$10,103	$11,090	$11,688
'19	$10,118	$11,229	$11,716
'19	$10,209	$11,254	$11,810
'19	$10,187	$11,546	$11,777
'19	$10,254	$11,484	$11,832
'19	$10,229	$11,519	$11,779
'19	$10,306	$11,513	$11,848
'19	$10,435	$11,505	$12,037
'20	$10,435	$11,726	$12,105
'20	$10,250	$11,937	$11,945
'20	$9,277	$11,867	$10,467
'20	$9,542	$12,078	$10,938
'20	$9,848	$12,134	$11,353
'20	$9,851	$12,211	$11,483
'20	$10,050	$12,393	$11,707
'20	$10,172	$12,293	$11,882
'20	$10,187	$12,286	$11,958
'20	$10,190	$12,231	$11,982
'20	$10,391	$12,351	$12,249
'20	$10,512	$12,368	$12,413
'21	$10,594	$12,280	$12,561
'21	$10,648	$12,102	$12,635
'21	$10,623	$11,951	$12,634
'21	$10,678	$12,046	$12,699
'21	$10,733	$12,085	$12,773
'21	$10,761	$12,170	$12,820
'21	$10,735	$12,306	$12,819
'21	$10,777	$12,283	$12,880
'21	$10,832	$12,176	$12,962
'21	$10,846	$12,173	$12,997
'21	$10,820	$12,209	$12,976
'21	$10,890	$12,178	$13,059
'22	$10,904	$11,915	$13,107
'22	$10,836	$11,782	$13,039
'22	$10,837	$11,455	$13,046
'22	$10,824	$11,020	$13,074
'22	$10,519	$11,091	$12,739
'22	$10,269	$10,917	$12,463
'22	$10,508	$11,184	$12,729
'22	$10,667	$10,868	$12,921
'22	$10,371	$10,399	$12,627
'22	$10,513	$10,264	$12,753
'22	$10,648	$10,641	$12,905
'22	$10,695	$10,593	$12,958
'23	$10,977	$10,919	$13,304
'23	$11,005	$10,637	$13,381
'23	$11,005	$10,907	$13,377
'23	$11,106	$10,973	$13,517
'23	$11,017	$10,854	$13,493
'23	$11,284	$10,815	$13,798
'23	$11,403	$10,807	$13,975
'23	$11,529	$10,738	$14,139
'23	$11,582	$10,466	$14,275
'23	$11,559	$10,300	$14,273
'23	$11,736	$10,767	$14,447
'23	$11,914	$11,179	$14,685
'24	$11,953	$11,148	$14,784
'24	$12,040	$10,991	$14,918
'24	$12,127	$11,092	$15,045
'24	$12,199	$10,812	$15,136
'24	$12,303	$10,995	$15,278
'24	$12,328	$11,099	$15,331
'24	$12,401	$11,359	$15,436
'24	$12,491	$11,522	$15,534
'24	$12,533	$11,676	$15,645
'24	$12,631	$11,387	$15,779
'24	$12,747	$11,507	$15,910
'24	$12,796	$11,319	$16,000
'25	$12,862	$11,379	$16,110
'25	$12,857	$11,629	$16,127
'25	$12,812	$11,634	$16,077
'25	$12,817	$11,679	$16,068
'25	$13,011	$11,596	$16,318

Yearly periods ended May 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial invesment of $9,725.

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	5.75%	5.73%	2.95%
Class A Adjusted for the Maximum Sales Charge (max 2.75% load)	2.84%	5.14%	2.67%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had reflected sales charges.

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRA-A

R-101124-2 (07/25)

DWS Floating Rate Fund

Class C: DFRCX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.76%

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 4.98% (unadjusted for sales charges) for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class C	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$10,000	$10,000	$10,000
'15	$9,898	$9,891	$9,958
'15	$9,894	$9,960	$9,958
'15	$9,782	$9,945	$9,888
'15	$9,669	$10,013	$9,824
'15	$9,600	$10,014	$9,806
'15	$9,509	$9,988	$9,720
'15	$9,359	$9,956	$9,618
'16	$9,224	$10,093	$9,555
'16	$9,089	$10,164	$9,505
'16	$9,251	$10,257	$9,767
'16	$9,415	$10,297	$9,960
'16	$9,445	$10,299	$10,049
'16	$9,431	$10,485	$10,051
'16	$9,473	$10,551	$10,195
'16	$9,504	$10,539	$10,272
'16	$9,546	$10,533	$10,360
'16	$9,588	$10,452	$10,446
'16	$9,620	$10,205	$10,474
'16	$9,697	$10,219	$10,595
'17	$9,717	$10,239	$10,654
'17	$9,726	$10,308	$10,707
'17	$9,712	$10,303	$10,716
'17	$9,744	$10,382	$10,763
'17	$9,770	$10,462	$10,802
'17	$9,738	$10,452	$10,798
'17	$9,811	$10,497	$10,872
'17	$9,756	$10,591	$10,867
'17	$9,735	$10,540	$10,910
'17	$9,773	$10,546	$10,975
'17	$9,762	$10,533	$10,988
'17	$9,775	$10,581	$11,031
'18	$9,835	$10,459	$11,137
'18	$9,844	$10,360	$11,159
'18	$9,854	$10,427	$11,191
'18	$9,887	$10,349	$11,237
'18	$9,873	$10,423	$11,256
'18	$9,861	$10,410	$11,269
'18	$9,923	$10,413	$11,352
'18	$9,952	$10,480	$11,398
'18	$10,005	$10,412	$11,476
'18	$9,986	$10,330	$11,473
'18	$9,883	$10,391	$11,369
'18	$9,621	$10,582	$11,080
'19	$9,872	$10,695	$11,362
'19	$10,027	$10,689	$11,543
'19	$9,985	$10,894	$11,523
'19	$10,129	$10,897	$11,713
'19	$10,075	$11,090	$11,688
'19	$10,085	$11,229	$11,716
'19	$10,169	$11,254	$11,810
'19	$10,141	$11,546	$11,777
'19	$10,201	$11,484	$11,832
'19	$10,170	$11,519	$11,779
'19	$10,240	$11,513	$11,848
'19	$10,361	$11,505	$12,037
'20	$10,355	$11,726	$12,105
'20	$10,167	$11,937	$11,945
'20	$9,201	$11,867	$10,467
'20	$9,456	$12,078	$10,938
'20	$9,752	$12,134	$11,353
'20	$9,748	$12,211	$11,483
'20	$9,939	$12,393	$11,707
'20	$10,065	$12,293	$11,882
'20	$10,074	$12,286	$11,958
'20	$10,058	$12,231	$11,982
'20	$10,261	$12,351	$12,249
'20	$10,361	$12,368	$12,413
'21	$10,434	$12,280	$12,561
'21	$10,482	$12,102	$12,635
'21	$10,464	$11,951	$12,634
'21	$10,498	$12,046	$12,699
'21	$10,545	$12,085	$12,773
'21	$10,566	$12,170	$12,820
'21	$10,547	$12,306	$12,819
'21	$10,582	$12,283	$12,880
'21	$10,629	$12,176	$12,962
'21	$10,637	$12,173	$12,997
'21	$10,591	$12,209	$12,976
'21	$10,652	$12,178	$13,059
'22	$10,660	$11,915	$13,107
'22	$10,588	$11,782	$13,039
'22	$10,582	$11,455	$13,046
'22	$10,563	$11,020	$13,074
'22	$10,261	$11,091	$12,739
'22	$10,012	$10,917	$12,463
'22	$10,238	$11,184	$12,729
'22	$10,385	$10,868	$12,921
'22	$10,092	$10,399	$12,627
'22	$10,223	$10,264	$12,753
'22	$10,348	$10,641	$12,905
'22	$10,387	$10,593	$12,958
'23	$10,653	$10,919	$13,304
'23	$10,675	$10,637	$13,381
'23	$10,668	$10,907	$13,377
'23	$10,759	$10,973	$13,517
'23	$10,666	$10,854	$13,493
'23	$10,917	$10,815	$13,798
'23	$11,025	$10,807	$13,975
'23	$11,139	$10,738	$14,139
'23	$11,183	$10,466	$14,275
'23	$11,169	$10,300	$14,273
'23	$11,317	$10,767	$14,447
'23	$11,482	$11,179	$14,685
'24	$11,512	$11,148	$14,784
'24	$11,589	$10,991	$14,918
'24	$11,680	$11,092	$15,045
'24	$11,727	$10,812	$15,136
'24	$11,820	$10,995	$15,278
'24	$11,852	$11,099	$15,331
'24	$11,899	$11,359	$15,436
'24	$11,978	$11,522	$15,534
'24	$12,027	$11,676	$15,645
'24	$12,097	$11,387	$15,779
'24	$12,200	$11,507	$15,910
'24	$12,240	$11,319	$16,000
'25	$12,294	$11,379	$16,110
'25	$12,282	$11,629	$16,127
'25	$12,236	$11,634	$16,077
'25	$12,235	$11,679	$16,068
'25	$12,408	$11,596	$16,318

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	4.98%	4.94%	2.18%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	4.00%	4.94%	2.18%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRA-C

R-101124-2 (07/25)

DWS Floating Rate Fund

Class S: DFRPX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$83	0.81%

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 5.94% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Fund Performance

Cumulative Growth of an Assumed $10,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Class S	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$10,000	$10,000	$10,000
'15	$9,916	$9,891	$9,958
'15	$9,908	$9,960	$9,958
'15	$9,802	$9,945	$9,888
'15	$9,696	$10,013	$9,824
'15	$9,644	$10,014	$9,806
'15	$9,548	$9,988	$9,720
'15	$9,415	$9,956	$9,618
'16	$9,285	$10,093	$9,555
'16	$9,154	$10,164	$9,505
'16	$9,326	$10,257	$9,767
'16	$9,499	$10,297	$9,960
'16	$9,525	$10,299	$10,049
'16	$9,529	$10,485	$10,051
'16	$9,579	$10,551	$10,195
'16	$9,606	$10,539	$10,272
'16	$9,667	$10,533	$10,360
'16	$9,718	$10,452	$10,446
'16	$9,745	$10,205	$10,474
'16	$9,843	$10,219	$10,595
'17	$9,859	$10,239	$10,654
'17	$9,886	$10,308	$10,707
'17	$9,879	$10,303	$10,716
'17	$9,919	$10,382	$10,763
'17	$9,941	$10,462	$10,802
'17	$9,928	$10,452	$10,798
'17	$10,010	$10,497	$10,872
'17	$9,961	$10,591	$10,867
'17	$9,947	$10,540	$10,910
'17	$9,993	$10,546	$10,975
'17	$9,989	$10,533	$10,988
'17	$9,997	$10,581	$11,031
'18	$10,079	$10,459	$11,137
'18	$10,084	$10,360	$11,159
'18	$10,101	$10,427	$11,191
'18	$10,143	$10,349	$11,237
'18	$10,149	$10,423	$11,256
'18	$10,131	$10,410	$11,269
'18	$10,215	$10,413	$11,352
'18	$10,252	$10,480	$11,398
'18	$10,314	$10,412	$11,476
'18	$10,290	$10,330	$11,473
'18	$10,203	$10,391	$11,369
'18	$9,939	$10,582	$11,080
'19	$10,207	$10,695	$11,362
'19	$10,375	$10,689	$11,543
'19	$10,340	$10,894	$11,523
'19	$10,497	$10,897	$11,713
'19	$10,449	$11,090	$11,688
'19	$10,467	$11,229	$11,716
'19	$10,562	$11,254	$11,810
'19	$10,541	$11,546	$11,777
'19	$10,611	$11,484	$11,832
'19	$10,586	$11,519	$11,779
'19	$10,668	$11,513	$11,848
'19	$10,802	$11,505	$12,037
'20	$10,804	$11,726	$12,105
'20	$10,614	$11,937	$11,945
'20	$9,619	$11,867	$10,467
'20	$9,895	$12,078	$10,938
'20	$10,200	$12,134	$11,353
'20	$10,204	$12,211	$11,483
'20	$10,412	$12,393	$11,707
'20	$10,553	$12,293	$11,882
'20	$10,571	$12,286	$11,958
'20	$10,561	$12,231	$11,982
'20	$10,785	$12,351	$12,249
'20	$10,898	$12,368	$12,413
'21	$10,984	$12,280	$12,561
'21	$11,042	$12,102	$12,635
'21	$11,031	$11,951	$12,634
'21	$11,076	$12,046	$12,699
'21	$11,134	$12,085	$12,773
'21	$11,164	$12,170	$12,820
'21	$11,153	$12,306	$12,819
'21	$11,198	$12,283	$12,880
'21	$11,256	$12,176	$12,962
'21	$11,273	$12,173	$12,997
'21	$11,233	$12,209	$12,976
'21	$11,306	$12,178	$13,059
'22	$11,323	$11,915	$13,107
'22	$11,253	$11,782	$13,039
'22	$11,256	$11,455	$13,046
'22	$11,244	$11,020	$13,074
'22	$10,942	$11,091	$12,739
'22	$10,669	$10,917	$12,463
'22	$10,934	$11,184	$12,729
'22	$11,086	$10,868	$12,921
'22	$10,779	$10,399	$12,627
'22	$10,928	$10,264	$12,753
'22	$11,084	$10,641	$12,905
'22	$11,135	$10,593	$12,958
'23	$11,416	$10,919	$13,304
'23	$11,461	$10,637	$13,381
'23	$11,462	$10,907	$13,377
'23	$11,553	$10,973	$13,517
'23	$11,477	$10,854	$13,493
'23	$11,757	$10,815	$13,798
'23	$11,867	$10,807	$13,975
'23	$11,999	$10,738	$14,139
'23	$12,056	$10,466	$14,275
'23	$12,049	$10,300	$14,273
'23	$12,219	$10,767	$14,447
'23	$12,407	$11,179	$14,685
'24	$12,449	$11,148	$14,784
'24	$12,541	$10,991	$14,918
'24	$12,650	$11,092	$15,045
'24	$12,727	$10,812	$15,136
'24	$12,837	$10,995	$15,278
'24	$12,864	$11,099	$15,331
'24	$12,943	$11,359	$15,436
'24	$13,022	$11,522	$15,534
'24	$13,084	$11,676	$15,645
'24	$13,171	$11,387	$15,779
'24	$13,312	$11,507	$15,910
'24	$13,365	$11,319	$16,000
'25	$13,436	$11,379	$16,110
'25	$13,434	$11,629	$16,127
'25	$13,388	$11,634	$16,077
'25	$13,377	$11,679	$16,068
'25	$13,599	$11,596	$16,318

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	5.94%	5.92%	3.12%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRA-S

R-101124-2 (07/25)

DWS Floating Rate Fund

Institutional Class: DFRTX

Annual Shareholder Report—May 31, 2025

This annual shareholder report contains important information about DWS Floating Rate Fund (the "Fund") for the period June 1, 2024 to May 31, 2025. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.76%

Gross expense ratio as of the latest prospectus: 0.98%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 6.02% for the period ended May 31, 2025. The Fund's broad-based index, the Bloomberg U.S. Aggregate Bond Index, returned 5.46% for the same period, while the Fund's additional, more narrowly based index, the Morningstar LSTA US Leveraged Loan Index, returned 6.81%.

The Fund’s absolute performance was supported over the period as leveraged loans in aggregate produced a positive total return. The Fund’s performance relative to the additional index was positively impacted by issuer selection in certain industries, including technology and diversified manufacturing, and an overweight allocation to wirelines. From a ratings perspective, portfolio performance benefited from issuer selection in credits rated CCC and below.

Relative performance was negatively impacted by underweight allocations to B2- and B3-rated credits, as this segment of the market performed strongly over the period. By industry, underweight allocations to financial other, healthcare, and electric utilities detracted.

Fund Performance

Cumulative Growth of an Assumed $1,000,000 Investment

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, fixed rate agency MBS, ABS and CMBS (agency and non-agency).

The Bloomberg U.S. Aggregate Bond Index is a required broad-based index that represents the Fund’s overall debt market.

Morningstar LSTA US Leveraged Loan Index is an unmanaged, total return index that is designed to deliver comprehensive, precise coverage of the US leveraged loan market.

The Morningstar LSTA US Leveraged Loan Index  is a more narrowly based index that reflects the market sector in which the Fund invests.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar LSTA US Leveraged Loan Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$991,646	$989,096	$995,817
'15	$990,970	$995,971	$995,755
'15	$980,498	$994,541	$988,790
'15	$969,938	$1,001,268	$982,369
'15	$964,857	$1,001,434	$980,576
'15	$955,347	$998,788	$971,986
'15	$942,119	$995,560	$961,780
'16	$929,201	$1,009,260	$955,500
'16	$916,232	$1,016,420	$950,466
'16	$933,484	$1,025,746	$976,659
'16	$949,688	$1,029,683	$996,047
'16	$953,555	$1,029,947	$1,004,927
'16	$952,888	$1,048,453	$1,005,140
'16	$959,086	$1,055,082	$1,019,518
'16	$961,880	$1,053,875	$1,027,174
'16	$968,129	$1,053,258	$1,036,048
'16	$973,262	$1,045,202	$1,044,600
'16	$976,102	$1,020,479	$1,047,365
'16	$985,941	$1,021,918	$1,059,475
'17	$987,628	$1,023,923	$1,065,403
'17	$990,484	$1,030,805	$1,070,749
'17	$989,842	$1,030,264	$1,071,610
'17	$993,910	$1,038,215	$1,076,288
'17	$996,227	$1,046,206	$1,080,223
'17	$994,970	$1,045,153	$1,079,760
'17	$1,003,292	$1,049,650	$1,087,189
'17	$997,238	$1,059,065	$1,086,710
'17	$995,975	$1,054,021	$1,090,959
'17	$1,000,631	$1,054,632	$1,097,484
'17	$1,000,340	$1,053,278	$1,098,758
'17	$1,002,496	$1,058,112	$1,103,109
'18	$1,010,760	$1,045,926	$1,113,726
'18	$1,011,302	$1,036,011	$1,115,937
'18	$1,013,110	$1,042,655	$1,119,081
'18	$1,017,370	$1,034,900	$1,123,705
'18	$1,016,822	$1,042,286	$1,125,599
'18	$1,016,393	$1,041,004	$1,126,897
'18	$1,023,679	$1,041,252	$1,135,225
'18	$1,028,733	$1,047,952	$1,139,780
'18	$1,035,050	$1,041,204	$1,147,616
'18	$1,032,717	$1,032,976	$1,147,260
'18	$1,022,791	$1,039,142	$1,136,910
'18	$997,649	$1,058,232	$1,107,977
'19	$1,024,643	$1,069,470	$1,136,193
'19	$1,040,320	$1,068,850	$1,154,278
'19	$1,038,129	$1,089,374	$1,152,263
'19	$1,054,001	$1,089,653	$1,171,294
'19	$1,047,972	$1,108,996	$1,168,754
'19	$1,051,123	$1,122,923	$1,171,586
'19	$1,059,496	$1,125,393	$1,180,978
'19	$1,058,743	$1,154,554	$1,177,732
'19	$1,065,850	$1,148,405	$1,183,226
'19	$1,063,488	$1,151,864	$1,177,903
'19	$1,070,394	$1,151,278	$1,184,824
'19	$1,084,015	$1,150,476	$1,203,727
'20	$1,084,280	$1,172,616	$1,210,453
'20	$1,066,637	$1,193,721	$1,194,456
'20	$965,569	$1,186,696	$1,046,700
'20	$993,351	$1,207,791	$1,093,819
'20	$1,025,391	$1,213,414	$1,135,335
'20	$1,025,875	$1,221,058	$1,148,258
'20	$1,046,883	$1,239,297	$1,170,731
'20	$1,059,732	$1,229,294	$1,188,218
'20	$1,061,600	$1,228,620	$1,195,753
'20	$1,062,089	$1,223,134	$1,198,185
'20	$1,083,214	$1,235,136	$1,224,856
'20	$1,096,103	$1,236,838	$1,241,339
'21	$1,104,833	$1,227,970	$1,256,099
'21	$1,110,768	$1,210,237	$1,263,480
'21	$1,108,351	$1,195,125	$1,263,448
'21	$1,114,320	$1,204,566	$1,269,941
'21	$1,118,891	$1,208,501	$1,277,317
'21	$1,123,461	$1,216,992	$1,282,048
'21	$1,120,970	$1,230,599	$1,281,878
'21	$1,125,569	$1,228,256	$1,287,965
'21	$1,131,581	$1,217,622	$1,296,240
'21	$1,133,344	$1,217,286	$1,299,696
'21	$1,130,802	$1,220,887	$1,297,623
'21	$1,138,306	$1,217,763	$1,305,916
'22	$1,140,066	$1,191,527	$1,310,665
'22	$1,133,172	$1,178,234	$1,303,935
'22	$1,133,522	$1,145,501	$1,304,558
'22	$1,132,393	$1,102,031	$1,307,389
'22	$1,100,745	$1,109,137	$1,273,943
'22	$1,074,788	$1,091,737	$1,246,348
'22	$1,100,095	$1,118,413	$1,272,926
'22	$1,115,492	$1,086,810	$1,292,149
'22	$1,086,143	$1,039,853	$1,262,718
'22	$1,101,226	$1,026,384	$1,275,266
'22	$1,115,615	$1,064,130	$1,290,542
'22	$1,120,748	$1,059,330	$1,295,846
'23	$1,150,609	$1,091,919	$1,330,411
'23	$1,153,775	$1,063,687	$1,338,085
'23	$1,153,985	$1,090,707	$1,337,665
'23	$1,164,831	$1,097,317	$1,351,734
'23	$1,155,699	$1,085,369	$1,349,251
'23	$1,183,944	$1,081,498	$1,379,800
'23	$1,196,746	$1,080,744	$1,397,535
'23	$1,210,143	$1,073,841	$1,413,909
'23	$1,215,949	$1,046,553	$1,427,517
'23	$1,213,830	$1,030,037	$1,427,258
'23	$1,232,633	$1,076,684	$1,444,666
'23	$1,250,045	$1,117,898	$1,468,470
'24	$1,256,050	$1,114,828	$1,478,383
'24	$1,265,384	$1,099,077	$1,491,825
'24	$1,274,804	$1,109,226	$1,504,534
'24	$1,282,626	$1,081,209	$1,513,586
'24	$1,293,868	$1,099,539	$1,527,800
'24	$1,296,725	$1,109,949	$1,533,136
'24	$1,304,710	$1,135,874	$1,543,592
'24	$1,314,500	$1,152,196	$1,553,386
'24	$1,319,142	$1,167,623	$1,564,468
'24	$1,329,751	$1,138,667	$1,577,930
'24	$1,342,211	$1,150,706	$1,590,973
'24	$1,347,669	$1,131,874	$1,599,970
'25	$1,354,933	$1,137,879	$1,611,025
'25	$1,354,718	$1,162,914	$1,612,730
'25	$1,350,298	$1,163,352	$1,607,676
'25	$1,351,130	$1,167,924	$1,606,814
'25	$1,371,820	$1,159,562	$1,631,771

Yearly periods ended May 31

Average Annual Total Returns

Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	6.02%	5.99%	3.21%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Morningstar LSTA US Leveraged Loan Index	6.81%	7.52%	5.02%

Performance shown is historical. The Fund's past performance is not a good predictor or guarantee of the Fund's future performance. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may be lower or higher than the performance data quoted. The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Please visit dws.com/en-us/products/mutual-funds for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions.

Key Fund Statistics

Net Assets ($)	125,269,782
Number of Portfolio Holdings	310
Portfolio Turnover Rate (%)	70
Total Net Advisory Fees Paid ($)	529,000

What did the Fund invest in?

Holdings-based data is subject to change.

The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Asset Allocation

Asset Type	% of Net Assets
Loan Participations and Assignments	86%
Exchange-Traded Funds	7%
Cash Equivalents	6%
Corporate Bonds	4%
Closed-End Investment Companies	0%
Common Stocks	0%
Warrants	0%
Other Assets and Liabilities, Net	(3%)
Total	100%

Sector Allocation

Sector	% of Net Assets
Financials	17%
Industrials	17%
Information Technology	15%
Consumer Discretionary	12%
Health Care	8%
Materials	7%
Communication Services	6%
Energy	4%
Utilities	4%
Consumer Staples	1%

Credit Quality

Credit Rating	% of Net Assets
BBB	1%
BB	17%
B	67%
Below B	4%
Not Rated	2%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2025 DWS Group GmbH&Co. KGaA. All rights reserved

DFRF-TSRA-I

R-101124-2 (07/25)

(b) Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Ms. Catherine Schrand, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4.	Principal Accountant Fees and Services.

DWS FLoating Rate Fund

form n-csr disclosure re: AUDIT FEES

The following table shows the amount of fees that Ernst & Young LLP (“EY”), the Fund’s Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that EY provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended May 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2025	$66,436	$0	$7,629	$0
2024	$66,436	$0	$7,629	$0

The above “Tax Fees” were billed for professional services rendered for tax preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by EY to DWS Investment Management Americas, Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended May 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2025	$0	$1,369,569	$0
2024	$0	$0	$0

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

Non-Audit Services

The following table shows the amount of fees that EY billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that EY provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from EY about any non-audit services that EY rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating EY’s independence.

Fiscal Year Ended May 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2025	$7,629	$1,369,569	$0	$1,377,198
2024	$7,629	$0	$0	$7,629

All other engagement fees were billed for services in connection with agreed upon procedures and tax compliance for DIMA and other related entities.

Audit Committee Pre-Approval Policies and Procedures. Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000. All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm and (i) and (j) are not applicable.

***

In connection with the audit of the 2024 and 2025 financial statements, the Fund entered into an engagement letter with EY. The terms of the engagement letter required by EY, and agreed to by the Audit Committee, include a provision mandating the use of mediation and arbitration to resolve any controversy or claim between the parties arising out of or relating to the engagement letter or services provided thereunder.

***

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

May 31, 2025
Annual Financial Statements and Other Information
DWS Floating Rate Fund

Contents
3	Investment Portfolio
21	Statement of Assets and Liabilities
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
41	Report of Independent Registered Public Accounting Firm
43	Tax Information
44	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Floating Rate Fund

Investment Portfolioas of May 31, 2025

	Principal Amount ($)	Value ($)
Loan Participations and Assignments 86.3%
Senior Loans (a)
Communication Services 5.5%
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.256%, 10/31/2027	99,239	82,740
Clear Channel Outdoor Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.441%, 8/23/2028	344,830	339,227
CSC Holdings LLC, Term Loan B6, 1 mo. USD Term SOFR + 4.5%, 8.829%, 1/18/2028	498,724	493,426
Delta TopCo, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.569%, 11/29/2030	250,000	250,586
DirecTV Financing LLC, Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.791%, 8/2/2029	229,656	226,840
Houghton Mifflin Harcourt Publishing Co., Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.63%, 4/9/2029	740,506	737,807
iHeartCommunications, Inc., Term Loan, 1 mo. USD Term SOFR + 5.78%, 10.214%, 5/1/2029	399,000	328,676
Lumen Technologies, Inc.:
Term Loan B1, 4/16/2029 (b)	200,000	198,417
Term Loan B2, 1 mo. USD Term SOFR + 2.35%, 6.791%, 4/15/2030	598,479	593,410
Neptune Bidco U.S., Inc., Term Loan B, 3 mo. USD Term SOFR + 5.0%, 9.33%, 4/11/2029	306,833	288,088
PUG LLC, Term Loan B, 1 mo. USD Term SOFR + 4.75%, 9.077%, 3/15/2030	517,354	506,036
Syniverse Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 7.0%, 11.299%, 5/13/2027	297,200	284,144
United Talent Agency LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.075%, 7/7/2028	410,360	411,386
Univision Communications, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.691%, 1/31/2029	199,486	194,748
Virgin Media Bristol LLC, Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.373%, 3/31/2031	862,877	851,159
Zacapa SARL, Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.049%, 3/22/2029	436,504	437,759
Zayo Group Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.441%, 3/9/2027	400,000	383,058
Ziggo Financing Partnership, Term Loan I, 1 mo. USD Term SOFR + 2.5%, 6.943%, 4/30/2028	227,143	221,512
		6,829,019
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	3

	Principal Amount ($)	Value ($)
Consumer Discretionary 12.0%
1011778 BC Unlimited Liability Co., Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 6.077%, 9/20/2030	445,379	444,321
ABG Intermediate Holdings 2 LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 12/21/2028	733,871	730,065
AI Aqua Merger Sub, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.323%, 7/31/2028	705,158	701,936
BCPE Empire Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 12/11/2030	347,878	345,248
CNT Holdings I Corp., Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.78%, 11/8/2032	414,529	414,529
DK Crown Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.75%, 6.079%, 3/4/2032	133,000	132,352
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.691%, 11/24/2028	90,000	90,113
Fertitta Entertainment LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 1/27/2029	472,425	470,308
First Brands Group LLC:
Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.541%, 3/30/2027	1,162,455	1,126,686
Second Lien Term Loan, 3 mo. USD Term SOFR + 8.5%, 13.041%, 3/30/2028	443,950	403,995
Flutter Financing BV, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 6.049%, 11/30/2030	365,828	365,314
Flynn Restaurant Group LP, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.077%, 1/28/2032	500,000	496,813
GBT U.S. III LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.783%, 7/28/2031	498,750	499,084
Great Outdoors Group LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 1/23/2032	661,772	657,718
Hunter Douglas, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 1/20/2032	342,159	338,310
IRB Holding Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 12/15/2027	277,769	277,823
J&J Ventures Gaming LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 4/26/2030	425,700	417,720
Les Schwab Tire Centers, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.827% - 6.833%, 4/23/2031	486,193	483,611
Mavis Tire Express Services Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.333%, 5/4/2028	424,721	421,890
MH Sub I LLC:
Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.577%, 5/3/2028	289,597	279,099
Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 8.577%, 12/31/2031	163,754	150,101
The accompanying notes are an integral part of the financial statements.

4	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Second Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 10.577%, 2/23/2029	102,618	93,660
Mister Car Wash Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 3/27/2031	185,994	186,210
Petco Health & Wellness Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.811%, 3/3/2028	300,000	278,759
PetSmart, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 2/11/2028	248,067	247,602
Playa Resorts Holding BV, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 1/5/2029	418,221	418,685
QXO, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.28%, 4/30/2032	94,444	94,863
RealTruck Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.941%, 1/31/2028	502,705	481,235
Recess Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.025%, 2/20/2030	248,125	248,435
Rent-A-Center, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.03%, 2/17/2028	360,552	361,904
Sabre GLBL, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 5.0%, 9.427%, 6/30/2028	177,501	174,883
Scientific Games Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.285%, 4/4/2029	1,014,905	1,010,343
Specialty Building Products Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 10/15/2028	198,974	187,854
Spin Holdco, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.562%, 3/4/2028	237,493	204,367
Staples, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 10.026%, 9/4/2029	518,731	465,467
Varsity Brands, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.83%, 8/26/2031	350,000	348,250
Wand NewCo 3, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 1/30/2031	386,958	383,924
Weber-Stephen Products LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.691%, 10/30/2027	99,364	98,720
Whatabrands LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 8/3/2028	496,256	495,626
		15,027,823
Consumer Staples 1.2%
Aramark Services, Inc., Term Loan B8, 1 mo. USD Term SOFR + 2.0%, 6.327%, 6/22/2030	246,409	247,152
Kingpin Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 2/8/2028	196,247	193,794
Kronos Acquisition Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.299%, 7/8/2031	135,791	116,441
TKC Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 5.0%, 9.325%, 5/15/2028	249,998	250,311
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	5

	Principal Amount ($)	Value ($)
Triton Water Holdings, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.549%, 3/31/2028	479,253	479,943
UTZ Quality Foods LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 1/29/2032	255,549	256,029
		1,543,670
Energy 4.1%
AL GCX Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.342%, 5/17/2029	608,313	609,201
AL NGPL Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.785%, 4/13/2028	334,271	334,325
Apro LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 7/9/2031	149,001	148,628
BCP Renaissance Parent LLC, Term Loan B3, 3 mo. USD Term SOFR + 3.0%, 7.299%, 10/31/2028	476,705	477,479
Brazos Delaware II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.342%, 2/11/2030	179,642	179,502
CPV Shore Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 1/24/2032	500,000	501,563
CQP Holdco LP, First Lien Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.299%, 12/31/2030	288,124	288,244
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.522%, 12/21/2028	627,894	629,015
NGL Energy Partners LP, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.072%, 2/3/2031	495,000	480,237
NorthRiver Midstream Finance LP, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.548%, 8/16/2030	245,580	246,245
Oryx Midstream Services Permian Basin LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.575%, 10/5/2028	780,561	781,197
Prairie ECI Acquiror LP, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.577%, 8/1/2029	247,506	249,131
TransMontaigne Operating Co. LP, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 11/17/2028	261,101	262,326
		5,187,093
Financials 16.1%
Acrisure LLC:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.077%, 2/15/2027	497,503	497,904
First Lien Term Loan B6, 1 mo. USD Term SOFR + 3.0%, 7.327%, 11/6/2030	1,196,228	1,191,993
Alera Group, Inc.:
Term Loan, 5/21/2032 (b)	1,000,000	1,001,810
Second Lien Term Loan, 5/20/2033 (b)	300,000	303,094
Alliant Holdings Intermediate LLC, Term Loan B6, 1 mo. USD Term SOFR + 2.75%, 7.075%, 9/19/2031	995,000	991,866
The accompanying notes are an integral part of the financial statements.

6	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
AmWINS Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 1/30/2032	249,375	249,389
Amynta Agency Borrower, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 12/29/2031	396,017	395,233
AqGen Island Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 8/2/2028	198,678	198,376
AssuredPartners, Inc., Term Loan B5, 1 mo. USD Term SOFR + 3.5%, 7.827%, 2/14/2031	697,487	699,412
Boost Newco Borrower LLC, Term Loan B, 3 mo. USD Term SOFR + 2.0%, 6.299%, 1/31/2031	448,875	450,208
Broadstreet Partners, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.0%, 7.327%, 6/13/2031	637,191	638,586
CFC USA LLC, First Lien Term Loan B, 5/30/2032 (b)	1,000,000	995,000
Deerfield Dakota Holding LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.049%, 4/9/2027	382,160	372,446
Edelman Financial Center LLC:
Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.327%, 4/7/2028	627,546	627,904
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.577%, 10/6/2028	200,000	200,001
First Eagle Investment Management LLC, Term Loan B2, 3 mo. USD Term SOFR + 3.0%, 7.299%, 3/5/2029	296,005	296,394
Focus Financial Partners LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 9/15/2031	498,750	496,855
Goosehead Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.833%, 1/8/2032	500,000	501,250
Howden Group Holdings Ltd., Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827% - 7.829%, 4/18/2030	496,202	498,763
HUB International Ltd., Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.769%, 6/20/2030	1,314,443	1,315,889
I-Logic Technologies Bidco Ltd., Term Loan, 3 mo. USD Term SOFR + 3.75%, 8.049%, 2/16/2028	181,972	182,200
Jane Street Group LLC, Term Loan B1, 3 mo. USD Term SOFR + 2.0%, 6.333%, 12/15/2031	1,241,574	1,239,910
Kestra Advisor Services Holdings A, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.327%, 3/22/2031	299,001	298,664
Mariner Wealth Advisors LLC, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.799%, 8/18/2028	149,375	149,562
NEXUS Buyer LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 7/31/2031	1,219,030	1,221,547
Second Lien Term Loan, 1 mo. USD Term SOFR + 6.25%, 10.677%, 11/5/2029	378,770	377,079
Nuvei Technologies Corp., Term Loan B1, 1 mo. USD Term SOFR + 3.0%, 7.327%, 11/17/2031	706,000	705,855
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	7

	Principal Amount ($)	Value ($)
OneDigital Borrower LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.327%, 7/2/2031	496,250	496,022
Sedgwick Claims Management Services, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 7/31/2031	917,350	919,832
Truist Insurance Holdings LLC:
Second Lien Term Loan, 5/6/2032 (b)	300,000	300,937
Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 5/6/2031	1,051,613	1,051,171
USI, Inc.:
Term Loan D, 3 mo. USD Term SOFR + 2.25%, 6.549%, 11/21/2029	644,269	642,961
Term Loan C, 3 mo. USD Term SOFR + 2.25%, 6.549%, 9/29/2030	197,015	196,388
VFH Parent LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 6/21/2031	450,000	451,125
		20,155,626
Health Care 7.5%
ADMI Corp., Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 8.191%, 12/23/2027	247,566	238,035
Amneal Pharmaceuticals LLC, Term Loan B, 1 mo. USD Term SOFR + 5.5%, 9.827%, 5/4/2028	802,835	818,891
Aveanna Healthcare LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.183%, 7/17/2028	497,681	493,856
Embecta Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 3/30/2029	159,259	158,986
Endo Luxembourg Finance Co. I SARL, First Lien Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.327%, 4/23/2031	597,000	584,690
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.399%, 10/1/2027	544,344	522,843
Global Medical Response, Inc., Term Loan, 3 mo. USD Term SOFR + 4.75%, 9.079%, 10/31/2028 PIK	199,623	200,211
Hanger, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.827%, 10/23/2031	8,555	8,544
Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 10/23/2031	442,966	442,412
Heartland Dental LLC, Term Loan, 1 mo. USD Term SOFR + 4.5%, 8.827%, 4/28/2028	594,498	595,137
LifePoint Health, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.006%, 5/19/2031	772,112	763,306
Medline Borrower LP, Term Loan B, 10/23/2028 (b)	500,000	500,078
National Mentor Holdings, Inc.:
Term Loan, 1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%, 8.149% - 8.177%, 3/2/2028	418,699	407,469
The accompanying notes are an integral part of the financial statements.

8	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Term Loan C, 3 mo. USD Term SOFR + 3.75%, 8.149%, 3/2/2028	12,428	12,094
One Call Corp., Term Loan, 3 mo. USD Term SOFR + 5.5%, 10.044%, 4/22/2027	98,718	98,471
Outcomes Group Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.077%, 5/6/2031	196,756	197,823
Owens & Minor, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 3/29/2029	198,376	191,929
Pediatric Associates Holding Co. LLC, Term Loan B, 12/29/2028 (b)	750,000	684,270
Radiology Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.5%, 8.091%, 1/31/2029 PIK	1,156,150	1,150,052
Southern Veterinary Partners LLC, First Lien Term Loan, 3 mo. USD Term SOFR + 3.25%, 7.527%, 12/4/2031	498,750	499,755
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.299%, 9/27/2030	197,748	194,732
Surgery Center Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.079%, 12/19/2030	195,973	196,576
U.S. Anesthesia Partners, Inc., Term Loan, 1 mo. USD Term SOFR + 4.25%, 8.689%, 10/1/2028	434,250	427,958
		9,388,118
Industrials 16.3%
Air Comm Corp. LLC, Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.3%, 12/11/2031	461,538	461,538
Allied Universal Holdco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 5/12/2028	378,178	379,154
Amentum Government Services Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 9/29/2031	199,500	198,878
American Airlines, Inc., Term Loan B, 5/7/2032 (b)	200,000	201,083
Arches Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.677%, 12/6/2027	230,071	226,827
Arcosa, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 8/12/2031	149,625	150,747
Asurion LLC:
Term Loan B9, 1 mo. USD Term SOFR + 3.25%, 7.691%, 7/31/2027	484,127	481,975
Term Loan B10, 1 mo. USD Term SOFR + 4.0%, 8.427%, 8/19/2028	381,363	380,013
Second Lien Term Loan B3, 1 mo. USD Term SOFR + 5.25%, 9.691%, 1/31/2028	500,000	484,733
Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.691%, 1/20/2029	600,000	570,891
Brand Industrial Services, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.5%, 8.776%, 8/1/2030	148,996	125,498
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	9

	Principal Amount ($)	Value ($)
Brown Group Holding LLC:
Term Loan B2, 1 mo. USD Term SOFR + 2.5%, 3 mo. USD Term SOFR + 2.5%, 6.78% - 6.833%, 7/1/2031	484,603	483,670
Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 7/1/2031	544,365	543,630
CD&R Hydra Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.427%, 3/25/2031	198,995	194,973
Cornerstone Building Brands, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.679%, 4/12/2028	298,446	267,233
CP Atlas Buyer, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 11/23/2027	217,636	207,064
Creative Artists Agency LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 10/1/2031	398,750	399,280
Crosby U.S. Acquisition Corp., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.827%, 8/16/2029	395,015	396,103
Dynasty Acquisition Co., Inc.:
First Lien Term Loan B1, 1 mo. USD Term SOFR + 2.0%, 6.327%, 10/31/2031	469,712	470,050
First Lien Term Loan B2, 1 mo. USD Term SOFR + 2.0%, 6.327%, 10/31/2031	178,663	178,792
EMRLD Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.5%, 6.799%, 8/4/2031	696,500	694,000
Engineered Machinery Holdings, Inc., Second Lien Term Loan, 3 mo. USD Term SOFR + 6.5%, 11.061%, 5/21/2029	150,000	150,563
Filtration Group Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 10/21/2028	568,018	570,464
First Advantage Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 10/31/2031	495,317	495,731
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.333%, 2/1/2029	497,900	497,173
Gloves Buyer, Inc., Term Loan, 1/17/2032 (b)	800,000	777,100
Heritage-Crystal Clean, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.303%, 10/17/2030	494,987	496,534
John Bean Technologies Corp., Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.427%, 1/2/2032	200,000	200,750
Kaman Corp., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6 mo. USD Term SOFR + 2.75%, 7.025% - 7.083%, 2/26/2032	913,793	909,083
Kenan Advantage Group, Inc., Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 7.577%, 1/25/2029	964,143	951,488
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.574%, 12/2/2031	450,000	443,815
LTI Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.577%, 7/19/2029	398,500	396,508
Madison IAQ LLC, Term Loan, 6 mo. USD Term SOFR + 2.5%, 6.762%, 6/21/2028	141,658	141,746
The accompanying notes are an integral part of the financial statements.

10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Osmose Utilities Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.691%, 6/23/2028	198,969	198,994
Pre-Paid Legal Services, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.577%, 12/15/2028	742,343	739,789
Quikrete Holdings, Inc.:
Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 6.577%, 4/14/2031	298,750	297,798
Term Loan B, 1 mo. USD Term SOFR + 2.25%, 6.577%, 2/10/2032	202,000	201,394
Rand Parent LLC, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.299%, 3/18/2030	284,221	279,389
Spirit Aerosystems, Inc., Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.78%, 1/15/2027	146,250	146,631
Third Coast Infrastructure LLC, Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.577%, 9/25/2030	496,875	497,809
Tidal Waste & Recycling Holdings LLC, Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.799%, 10/24/2031	500,000	503,020
Titan Acquisition Ltd., Term Loan B, 6 mo. USD Term SOFR + 4.5%, 8.785%, 2/15/2029	290,064	289,678
TK Elevator Midco GmbH, Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.237%, 4/30/2030	339,359	340,554
TransDigm, Inc.:
Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.799%, 2/28/2031	924,835	925,847
Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.799%, 1/19/2032	248,750	248,961
Term Loan K, 3 mo. USD Term SOFR + 2.75%, 7.049%, 3/22/2030	527,485	529,484
TruGreen LP, Term Loan, 1 mo. USD Term SOFR + 4.0%, 8.427%, 11/2/2027	546,507	525,330
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.299%, 11/30/2030	498,747	499,699
Victory Buyer LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.191%, 11/19/2028	348,718	344,795
WIN Waste Innovations Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.191%, 3/24/2028	294,654	293,088
		20,389,347
Information Technology 14.0%
Adeia, Inc., Term Loan, 1 mo. USD Term SOFR + 2.5%, 6.827%, 6/8/2028	112,742	112,742
Applied Systems, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 2.5%, 6.799%, 2/24/2031	248,128	249,339
Ascend Learning LLC:
Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 12/11/2028	1,100,000	1,096,216
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 10.177%, 12/10/2029	117,550	117,219
Athenahealth Group, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 2/15/2029	1,484,046	1,480,336
Boxer Parent Co., Inc., Term Loan B, 3 mo. USD Term SOFR + 3.0%, 7.333%, 7/30/2031	795,456	790,854
Bracket Intermediate Holding Corp., Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.549%, 5/8/2028	146,392	146,835
Camelot U.S. Acquisition LLC:
Term Loan B, 1/31/2031 (b)	100,000	100,000
Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 1/31/2031	612,072	604,610
Cast & Crew Payroll LLC, Term Loan, 1 mo. USD Term SOFR + 3.75%, 8.077%, 12/29/2028	196,426	182,431
CCC Intelligent Solutions, Inc., Term Loan, 1 mo. USD Term SOFR + 2.0%, 6.327%, 1/23/2032	149,375	149,686
Central Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 7/6/2029	397,751	355,062
Cloud Software Group, Inc., First Lien Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.799%, 3/29/2029	731,192	730,282
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.941%, 6/2/2028	243,304	240,354
Cotiviti Corp., Term Loan, 1 mo. USD Term SOFR + 2.75%, 7.074%, 5/1/2031	990,025	986,936
Cvent, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.049%, 6/17/2030	217,622	217,976
DTI Holdco, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.327%, 4/26/2029	750,000	750,233
Dun & Bradstreet Corp., Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.575%, 1/18/2029	363,065	363,292
Ellucian Holdings, Inc., First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 10/9/2029	200,000	200,535
Epicor Software Corp., Term Loan E, 1 mo. USD Term SOFR + 2.75%, 7.077%, 5/30/2031	300,000	301,062
Flash Charm, Inc., Term Loan, 3 mo. USD Term SOFR + 3.5%, 7.776%, 3/2/2028	209,393	199,448
Imagine Learning LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.827%, 12/21/2029	206,464	204,417
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.329%, 3/1/2029	609,118	587,952
Mitchell International, Inc.:
First Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.577%, 6/17/2031	596,251	595,195
Second Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 9.577%, 6/17/2032	200,000	195,000
The accompanying notes are an integral part of the financial statements.

12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.78%, 7/1/2031	746,250	725,146
Nielsen Consumer, Inc., Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.827%, 3/6/2028	299,250	299,374
Particle Investments SARL, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.077%, 3/28/2031	148,500	149,336
PointClickCare Technologies, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 11/3/2031	299,250	300,279
Polaris Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 8.291%, 6/2/2028	408,062	396,006
Project Alpha Intermediate Holding, Inc.:
First Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.549%, 10/26/2030	448,005	449,871
Second Lien Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.307%, 5/9/2033	250,000	247,423
Proofpoint, Inc., Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.327%, 8/31/2028	619,045	619,605
RealPage, Inc., First Lien Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.561%, 4/24/2028	396,408	393,817
Red Planet Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.177%, 10/2/2028	296,545	294,480
Rocket Software, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.577%, 11/28/2028	99,500	99,762
SMX Group LLC, Term Loan, 3 mo. USD Term SOFR + 4.5%, 8.799%, 2/6/2032	200,000	200,334
Sovos Compliance LLC, Term Loan B, 1 mo. USD Term SOFR + 4.0%, 8.327%, 8/13/2029	395,687	396,380
Surf Holdings LLC, Term Loan, 1 mo. USD Term SOFR + 3.5%, 7.943%, 3/5/2027	99,738	100,144
UKG, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.329%, 2/10/2031	764,632	766,960
Verifone Systems, Inc., Term Loan, 3 mo. USD Term SOFR + 5.5%, 10.211%, 8/18/2028	167,759	153,638
Vision Solutions, Inc., Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.541%, 4/24/2028	141,868	133,391
VS Buyer LLC, First Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 7.019%, 4/12/2031	246,822	247,285
Zelis Payments Buyer, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.577%, 11/26/2031	648,375	648,223
		17,579,466
Materials 6.1%
Albaugh LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 8.077%, 4/6/2029	388,000	381,792
Altium Packaging LLC, Term Loan B, 1 mo. USD Term SOFR + 2.5%, 6.827%, 6/11/2031	340,834	337,851
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
American Rock Salt Co. LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.594%, 6/9/2028	148,077	122,781
AMG Advanced Metallurgical Group NV, Term Loan B, 1 mo. USD Term SOFR + 3.5%, 7.941%, 11/30/2028	190,764	188,380
Arsenal AIC Parent LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 8/19/2030	537,705	537,033
Charter NEX U.S., Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 7.092%, 11/29/2030	411,725	413,012
Chemours Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 8/18/2028	89,281	88,016
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.18%, 7.502%, 4/13/2029	510,154	508,761
GEON Performance Solutions LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.811%, 8/18/2028	221,154	214,630
Illuminate Buyer LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.327%, 12/31/2029	164,799	165,482
Ineos U.S. Finance LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 2/18/2030	564,661	548,077
Innophos, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.25%, 8.691%, 3/16/2029	346,113	346,892
Jadex, Inc., Term Loan, 1 mo. USD Term SOFR + 4.75%, 9.191%, 2/18/2028	290,700	267,685
Mauser Packaging Solutions Holding Co., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.324%, 4/15/2027	246,409	245,408
Nouryon Finance BV, Term Loan B1, 3 mo. USD Term SOFR + 3.25%, 7.51%, 4/3/2028	812,751	816,478
Olympus Water U.S. Holding Corp., Term Loan, 3 mo. USD Term SOFR + 3.0%, 7.299%, 6/20/2031	137,355	136,659
PMHC II, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.642%, 4/23/2029	295,927	261,434
Proampac PG Borrower LLC, Term Loan, 3 mo. USD Term SOFR + 4.0%, 8.256% - 8.324%, 9/15/2028	279,985	280,194
TricorBraun Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.25%, 7.691%, 3/3/2028	475,975	474,338
Trident TPI Holdings, Inc., Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 8.049%, 9/15/2028	375,917	364,594
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.075%, 8/1/2030	882,186	880,947
		7,580,444
Utilities 3.5%
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 9/30/2031	497,500	500,221
Astoria Energy LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.577%, 12/10/2027	225,715	226,718
Cogentrix Finance Holdco I LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.077%, 2/26/2032	500,000	501,938
The accompanying notes are an integral part of the financial statements.

14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Edgewater Generation LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.327%, 8/1/2030	653,263	656,938
EFS Cogen Holdings I LLC, Term Loan B, 3 mo. USD Term SOFR + 3.5%, 7.799%, 10/3/2031	827,547	833,757
Invenergy Thermal Operating I LLC:
Term Loan B, 5/6/2032 (b)	656,719	662,193
Term Loan C, 5/6/2032 (b)	43,781	44,146
Lightning Power LLC, Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.549%, 8/18/2031	780,165	782,205
Vistra Zero Operating Co. LLC, Term Loan B, 1 mo. USD Term SOFR + 2.0%, 6.327%, 4/30/2031	226,860	223,252
		4,431,368
Total Loan Participations and Assignments (Cost $108,540,039)		108,111,974
Corporate Bonds 4.2%
Communication Services 0.4%
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	100,000	96,638
DirecTV Financing LLC, 144A, 5.875%, 8/15/2027	50,000	49,215
Level 3 Financing, Inc., 144A, 11.0%, 11/15/2029	50,000	56,721
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	50,000	47,375
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027	200,000	188,143
		438,092
Consumer Discretionary 0.3%
Odeon Finco PLC, 144A, 12.75%, 11/1/2027	200,000	206,950
Sabre GLBL, Inc.:
144A, 8.625%, 6/1/2027	52,000	53,470
144A, 10.75%, 11/15/2029	23,000	23,460
Staples, Inc., 144A, 10.75%, 9/1/2029	100,000	90,528
		374,408
Consumer Staples 0.2%
TKC Holdings, Inc., 144A, 10.5%, 5/15/2029	150,000	154,202
TreeHouse Foods, Inc., 4.0%, 9/1/2028	50,000	45,539
		199,741
Energy 0.2%
Venture Global LNG, Inc., 144A, 9.0%, Perpetual	300,000	282,951
Financials 1.0%
Acrisure LLC, 144A, 6.0%, 8/1/2029	100,000	96,802
Alliant Holdings Intermediate LLC:
144A, 6.75%, 10/15/2027	100,000	99,964
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
144A, 6.75%, 4/15/2028	150,000	152,101
AmWINS Group, Inc., 144A, 4.875%, 6/30/2029	100,000	95,804
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032	200,000	206,688
FirstCash, Inc., 144A, 4.625%, 9/1/2028	150,000	146,131
Jane Street Group, 144A, 6.125%, 11/1/2032	200,000	200,331
Jones Deslauriers Insurance Management, Inc., 144A, 8.5%, 3/15/2030	100,000	105,016
PRA Group, Inc., 144A, 8.375%, 2/1/2028	200,000	201,750
		1,304,587
Health Care 0.4%
AdaptHealth LLC, 144A, 4.625%, 8/1/2029	100,000	92,361
Community Health Systems, Inc., 144A, 5.625%, 3/15/2027	100,000	98,534
Embecta Corp., 144A, 5.0%, 2/15/2030	50,000	44,473
Medline Borrower LP, 144A, 5.25%, 10/1/2029	100,000	97,726
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029	100,000	101,599
		434,693
Industrials 0.2%
Allied Universal Holdco LLC, 144A, 7.875%, 2/15/2031	100,000	103,637
American Airlines, Inc., 144A, 5.5%, 4/20/2026	100,000	99,829
TransDigm, Inc., 144A, 6.375%, 3/1/2029	100,000	101,630
		305,096
Information Technology 0.7%
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	301,000	300,661
144A, 9.0%, 9/30/2029	200,000	204,716
EquipmentShare.com, Inc., 144A, 9.0%, 5/15/2028	100,000	103,813
Rocket Software, Inc., 144A, 6.5%, 2/15/2029	150,000	145,635
UKG, Inc., 144A, 6.875%, 2/1/2031	100,000	103,040
		857,865
Materials 0.6%
Compass Minerals International, Inc., 144A, 6.75%, 12/1/2027	100,000	99,978
Mineral Resources Ltd., 144A, 8.125%, 5/1/2027	400,000	400,306
New Gold, Inc., 144A, 6.875%, 4/1/2032	50,000	51,076
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	200,000	205,486
		756,846
The accompanying notes are an integral part of the financial statements.

16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Utilities 0.2%
Vistra Corp., 144A, 7.0%, Perpetual	200,000	202,875
Vistra Operations Co. LLC, 144A, 5.625%, 2/15/2027	100,000	99,934
		302,809
Total Corporate Bonds (Cost $5,227,980)		5,257,088

	Shares	Value ($)
Common Stocks 0.0%
Communication Services
iHeartMedia, Inc. “A” *	1,111	1,456
Windstream Holdings, Inc.* (c)	551	10,377
Total Common Stocks (Cost $25,508)		11,833
Warrants 0.0%
Communication Services
iHeartMedia, Inc., Expiration Date 5/1/2039* (Cost $151,344)	8,350	7,306
Closed-End Investment Companies 0.3%
Nuveen Credit Strategies Income Fund (Cost $350,524)	63,386	331,509
Exchange-Traded Funds 6.6%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	5,282	202,459
Invesco Senior Loan ETF	81,694	1,704,137
iShares Broad USD High Yield Corporate Bond ETF	5,604	207,516
iShares iBoxx $ High Yield Corporate Bond ETF	637	50,686
SPDR Blackstone Senior Loan ETF	130,796	5,413,646
SPDR Portfolio High Yield Bond ETF	17,167	403,425
Xtrackers Short Duration High Yield Bond ETF (d)	5,610	251,889
Total Exchange-Traded Funds (Cost $8,247,793)		8,233,758
Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.34% (e) (Cost $6,933,790)	6,933,790	6,933,790

The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	17

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $129,476,978)	102.9	128,887,258
Other Assets and Liabilities, Net	(2.9)	(3,617,476)
Net Assets	100.0	125,269,782
A summary of the Fund’s transactions with affiliated investments during the year ended May 31, 2025 are as follows:
Value ($) at 5/31/2024	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 5/31/2025	Value ($) at 5/31/2025
Affiliated Securities 0.2%
Xtrackers Short Duration High Yield Bond ETF (d)
—	249,589	—	—	2,300	—	—	5,610	251,889
Cash Equivalents 5.5%
DWS Central Cash Management Government Fund, 4.34% (e)
6,943,509	77,514,102	77,523,821	—	—	344,633	—	6,933,790	6,933,790
6,943,509	77,763,691	77,523,821	—	2,300	344,633	—	6,939,400	7,185,679

*	Non-income producing security.
(a)
Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report.
Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of May 31, 2025.
Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	All or a portion of the security represents unsettled loan commitments at May 31, 2025 where the rate will be determined at the time of settlement.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities” ). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of
1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

The accompanying notes are an integral part of the financial statements.

18	|	DWS Floating Rate Fund

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Windstream Holdings, Inc.	6/9/23	5,510	10,377	0.0

(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor’s Depositary Receipt
At May 31, 2025, the Fund had an unfunded loan commitments of $172,749, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Air Comm Corp. LLC, Term Loan, 12/11/2031	38,372	38,462	90
Hanger, Inc., Term Loan, 10/23/2031	48,256	48,418	162
Kaman Corp., Term Loan, 2/26/2032	86,121	85,763	(358)
Total	172,749	172,643	(106)
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	19

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$—	$108,111,974	$—	$108,111,974
Corporate Bonds (a)	—	5,257,088	—	5,257,088
Common Stocks
Communication Services	1,456	10,377	—	11,833
Warrants	—	7,306	—	7,306
Closed-End Investment Companies	331,509	—	—	331,509
Exchange-Traded Funds	8,233,758	—	—	8,233,758
Short-Term Investments	6,933,790	—	—	6,933,790
Unfunded Loan Commitment (b)	—	252	—	252
Total	$15,500,513	$113,386,997	$—	$128,887,510

Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$—	$(358)	$—	$(358)
Total	$—	$(358)	$—	$(358)
During the year ended May 31, 2025, the amount of transfers between Level 3 and Level 2 was $753,750. The investments transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.Transfers between price levels are recognized at the beginning of the reporting period.

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.

20	|	DWS Floating Rate Fund

Statement of Assets and Liabilities
as of May 31, 2025

Assets
Investment in securities, at value (cost $122,293,599)	$121,701,579
Investment in affiliated securities, at value (cost $7,183,379)	7,185,679
Cash	60,945
Receivable for investments sold	3,441,229
Receivable for Fund shares sold	23,295
Dividends receivable	5,484
Interest receivable	802,496
Other assets	42,622
Total assets	133,263,329
Liabilities
Payable for investments purchased	7,723,789
Payable for Fund shares redeemed	32,898
Unrealized depreciation on unfunded commitments	106
Accrued management fee	39,937
Accrued Trustees' fees	1,393
Other accrued expenses and payables	195,424
Total liabilities	7,993,547
Net assets, at value	$125,269,782
Net Assets Consist of
Distributable earnings (loss)	(278,941,124)
Paid-in capital	404,210,906
Net assets, at value	$125,269,782
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	21

Statement of Assets and Liabilities as of May 31, 2025 (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($49,415,215 ÷ 6,613,396 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.47
Maximum offering price per share (100 ÷ 97.25 of $7.47)	$7.68
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($1,521,344 ÷ 202,478 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.51
Class S
Net Asset Value, offering and redemption price per share ($13,683,490 ÷ 1,831,739 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.47
Institutional Class
Net Asset Value, offering and redemption price per share ($60,649,733 ÷ 8,117,651 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$7.47
The accompanying notes are an integral part of the financial statements.

22	|	DWS Floating Rate Fund

Statement of Operations
for the year ended May 31, 2025

Investment Income
Income:
Interest	$9,475,308
Dividends	870,673
Income distributions from affiliated securities	344,633
Total income	10,690,614
Expenses:
Management fee	699,200
Administration fee	123,313
Services to shareholders	110,034
Distribution and service fees	141,601
Custodian fee	91,741
Professional fees	88,435
Reports to shareholders	36,210
Registration fees	67,417
Trustees' fees and expenses	5,645
Other	22,170
Total expenses before expense reductions	1,385,766
Expense reductions	(266,802)
Total expenses after expense reductions	1,118,964
Net investment income	9,571,650
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(1,350,861)
Payments by affiliates (see Note G)	9,158
(1,341,703)
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	2,300
Non-affiliated investments	(941,382)
Unfunded loan commitments	(106)
(939,188)
Net gain (loss)	(2,280,891)
Net increase (decrease) in net assets resulting from operations	$7,290,759
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	23

Statements of Changes in Net Assets
	Years Ended May 31,
Increase (Decrease) in Net Assets	2025	2024
Operations:
Net investment income	$9,571,650	$11,185,887
Net realized gain (loss)	(1,341,703)	(2,268,673)
Change in net unrealized appreciation (depreciation)	(939,188)	5,651,411
Net increase (decrease) in net assets resulting from operations	7,290,759	14,568,625
Distributions to shareholders:
Class A	(3,955,824)	(4,432,738)
Class C	(112,786)	(147,477)
Class R6	—	(1,436)*
Class S	(1,273,877)	(1,606,059)
Institutional Class	(4,787,219)	(5,050,479)
Total distributions	(10,129,706)	(11,238,189)
Fund share transactions:
Proceeds from shares sold	12,837,813	16,737,227
Reinvestment of distributions	9,762,683	10,808,503
Payments for shares redeemed	(22,593,679)	(32,577,209)
Net increase (decrease) in net assets from Fund share transactions	6,817	(5,031,479)
Increase (decrease) in net assets	(2,832,130)	(1,701,043)
Net assets at beginning of period	128,101,912	129,802,955
Net assets at end of period	$125,269,782	$128,101,912

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).

The accompanying notes are an integral part of the financial statements.

24	|	DWS Floating Rate Fund

Financial Highlights
DWS Floating Rate Fund — Class A
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.95	$7.54
Income (loss) from investment operations:
Net investment income[a]	.56	.64	.50	.25	.26
Net realized and unrealized gain (loss)	(.14 )	.20	(.15 )	(.40 )	.41
Total from investment operations	.42	.84	.35	(.15 )	.67
Less distributions from:
Net investment income	(.59 )	(.65 )	(.45 )	(.25 )	(.26 )
Net asset value, end of period	$7.47	$7.64	$7.45	$7.55	$7.95
Total Return (%)[b,c]	5.75	11.68	4.73	(1.99)	8.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	49	49	54	61	67
Ratio of expenses before expense reductions (%)	1.26	1.27	1.25	1.23	1.22
Ratio of expenses after expense reductions (%)	1.01	1.00	1.00	1.03	1.01
Ratio of net investment income (%)	7.39	8.45	6.64	3.21	3.28
Portfolio turnover rate (%)	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	25

DWS Floating Rate Fund — Class C
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.68	$7.49	$7.59	$7.99	$7.58
Income (loss) from investment operations:
Net investment income[a]	.51	.59	.42	.19	.20
Net realized and unrealized gain (loss)	(.14 )	.20	(.13 )	(.40 )	.41
Total from investment operations	.37	.79	.29	(.21 )	.61
Less distributions from:
Net investment income	(.54 )	(.60 )	(.39 )	(.19 )	(.20 )
Net asset value, end of period	$7.51	$7.68	$7.49	$7.59	$7.99
Total Return (%)[b,c]	4.98	10.82	3.95	(2.70)	8.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	2	2	2	6	10
Ratio of expenses before expense reductions (%)	2.05	2.07	2.05	2.00	1.99
Ratio of expenses after expense reductions (%)	1.76	1.75	1.76	1.78	1.76
Ratio of net investment income (%)	6.68	7.70	5.58	2.46	2.53
Portfolio turnover rate (%)	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

26	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class S
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.94	$7.53
Income (loss) from investment operations:
Net investment income[a]	.58	.66	.51	.26	.27
Net realized and unrealized gain (loss)	(.14 )	.19	(.15 )	(.39 )	.41
Total from investment operations	.44	.85	.36	(.13 )	.68
Less distributions from:
Net investment income	(.61 )	(.66 )	(.46 )	(.26 )	(.27 )
Net asset value, end of period	$7.47	$7.64	$7.45	$7.55	$7.94
Total Return (%)[b]	5.94	11.85	4.89	(1.72)	9.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	19	18	19	26
Ratio of expenses before expense reductions (%)	1.09	1.11	1.09	1.06	1.05
Ratio of expenses after expense reductions (%)	.81	.82	.85	.88	.86
Ratio of net investment income (%)	7.65	8.63	6.79	3.36	3.43
Portfolio turnover rate (%)	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

DWS Floating Rate Fund	|	27

DWS Floating Rate Fund — Institutional Class
	Years Ended May 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$7.64	$7.45	$7.55	$7.95	$7.54
Income (loss) from investment operations:
Net investment income[a]	.58	.66	.52	.27	.28
Net realized and unrealized gain (loss)	(.14 )	.20	(.15 )	(.40 )	.41
Total from investment operations	.44	.86	.37	(.13 )	.69
Less distributions from:
Net investment income	(.61 )	(.67 )	(.47 )	(.27 )	(.28 )
Net asset value, end of period	$7.47	$7.64	$7.45	$7.55	$7.95
Total Return (%)[b]	6.02	11.96	4.99	(1.75)	9.12
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	61	58	56	59	59
Ratio of expenses before expense reductions (%)	.92	.94	.93	.90	.89
Ratio of expenses after expense reductions (%)	.76	.75	.75	.78	.76
Ratio of net investment income (%)	7.64	8.70	6.94	3.47	3.53
Portfolio turnover rate (%)	70	66	20	32	60

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
The accompanying notes are an integral part of the financial statements.

28	|	DWS Floating Rate Fund

Notes to Financial Statements
A.
Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ).

DWS Floating Rate Fund	|	29

Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer, acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

30	|	DWS Floating Rate Fund

Senior loans are valued by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the average of broker supplied quotes representing mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans, and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining

DWS Floating Rate Fund	|	31

value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to

32	|	DWS Floating Rate Fund

regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2025, the Fund had net tax basis capital loss carryforwards of $278,925,013, including short-term losses ($30,598,806) and long-term losses ($248,326,207), which may be applied against realized net taxable capital gains indefinitely.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Each of the tax years in the four-year period ended May 31, 2025, remains subject to examination by taxing authorities.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
At May 31, 2025, the Fund’s components of distributable earnings (accumulated losses) on a net tax basis were as follows:
Undistributed ordinary income*	$677,839
Capital loss carryforwards	$(278,925,013)
Net unrealized appreciation (depreciation) on investments	$(693,844)
At May 31, 2025, the aggregate cost of investments for federal income tax purposes was $129,581,102. The net unrealized depreciation for all investments based on tax cost was $693,844. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $538,557 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $1,232,401.

DWS Floating Rate Fund	|	33

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended May 31,
	2025	2024
Distributions from ordinary income*	$10,129,706	$11,238,189

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.
Purchases and Sales of Securities
During the year ended May 31, 2025, purchases and sales of investment securities (excluding short-term investments) aggregated $86,730,694 and $87,229,614, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

34	|	DWS Floating Rate Fund

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
Accordingly, for the year ended May 31, 2025, the fee pursuant to the Investment Management Agreement was equivalent to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers Short Duration High Yield Bond ETF.
For the period from June 1, 2024 through September 30, 2024, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.00%
Class C	1.75%
Class S	.80%
Institutional Class	.75%
Effective October 1, 2024 through September 30, 2025, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.01%
Class C	1.76%
Class S	.81%
Institutional Class	.76%

DWS Floating Rate Fund	|	35

For the year ended May 31, 2025, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$125,233
Class C	4,519
Class S	43,897
Institutional Class	93,153
$266,802
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the year ended May 31, 2025, the Administration Fee was $123,313, of which $10,315 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the year ended May 31, 2025, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at May 31, 2025
Class A	$6,704	$1,113
Class C	309	47
Class S	5,637	913
Institutional Class	346	58
	$12,996	$2,131
In addition, for the year ended May 31, 2025, the amounts charged to the Fund for recordkeeping and other administrative services provided by

36	|	DWS Floating Rate Fund

unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$51,147
Class C	2,080
Class S	24,648
Institutional Class	13,517
$91,392
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the year ended May 31, 2025, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at May 31, 2025
Class C	$11,837	$1,023
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended May 31, 2025, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at May 31, 2025	Annual Rate
Class A	$125,818	$20,280.25%
Class C	3,946	558.25%
	$129,764	$20,838
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the year ended May 31, 2025 aggregated $699.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the year ended May 31, 2025, there was no

DWS Floating Rate Fund	|	37

CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the year ended May 31, 2025, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $1,785, of which $556 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at May 31, 2025.
E.
Concentration of Ownership
From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of May 31, 2025, DWS Alternative Asset Allocation VIP held 38% of the total shares outstanding of the Fund.

38	|	DWS Floating Rate Fund

F.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Year Ended May 31, 2025		Year Ended May 31, 2024
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	925,063	$7,017,257	228,583	$1,741,291
Class C	101,028	756,034	17,871	137,924
Class S	310,774	2,351,316	644,922	4,897,563
Institutional Class	363,919	2,713,206	1,306,405	9,960,449
		$12,837,813		$16,737,227
Shares issued to shareholders in reinvestment of distributions
Class A	490,842	$3,697,855	540,888	$4,113,316
Class C	14,809	112,175	19,196	146,802
Class R6	—	—	189 *	1,436 *
Class S	154,700	1,165,450	197,018	1,497,085
Institutional Class	635,584	4,787,203	663,980	5,049,864
		$9,762,683		$10,808,503
Shares redeemed
Class A	(1,278,659)	$(9,655,445)	(1,491,412)	$(11,380,963)
Class C	(147,806)	(1,116,524)	(97,666)	(748,359)
Class R6	—	—	(2,730)*	(20,861)*
Class S	(1,115,616)	(8,418,075)	(734,006)	(5,590,050)
Institutional Class	(452,425)	(3,403,635)	(1,946,636)	(14,836,976)
		$(22,593,679)		$(32,577,209)
Net increase (decrease)
Class A	137,246	$1,059,667	(721,941)	$(5,526,356)
Class C	(31,969)	(248,315)	(60,599)	(463,633)
Class R6	—	—	(2,541)*	(19,425)*
Class S	(650,142)	(4,901,309)	107,934	804,598
Institutional Class	547,078	4,096,774	23,749	173,337
		$6,817		$(5,031,479)

*	For the period from June 1, 2023 to March 25, 2024 (Class R6 liquidation date).

DWS Floating Rate Fund	|	39

G.
Payments by Affiliates
During the year ended May 31, 2025, the Advisor agreed to reimburse the Fund $9,158 for losses incurred on trades executed incorrectly. The amount reimbursed was less than 0.01% of the Fund’s average net assets, thus having no impact on the Fund’s total return.

40	|	DWS Floating Rate Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Deutsche DWS Portfolio Trust and Shareholders of DWS Floating Rate Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of DWS Floating Rate Fund (the “Fund” ) (one of the funds constituting Deutsche DWS Portfolio Trust (the “Trust” )), including the investment portfolio, as of May 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements” ). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Deutsche DWS Portfolio Trust) at May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB” ) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

DWS Floating Rate Fund	|	41

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, brokers, and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the DWS family of funds since at least 1979, but we are unable to determine the specific year.
Boston, Massachusetts
July 23, 2025

42	|	DWS Floating Rate Fund

Tax Information (Unaudited)
Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

DWS Floating Rate Fund	|	43

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2024.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

44	|	DWS Floating Rate Fund

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2023, the Fund’s performance (Class A shares) was in the 3rd quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2023.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2023). The Board noted that the Fund’s Class A shares total

DWS Floating Rate Fund	|	45

(net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2023, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the

46	|	DWS Floating Rate Fund

Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DFRF-BFE2024

DWS Floating Rate Fund	|	47

DFRF-NCSRA

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	7/30/2025

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	7/30/2025